Party in Interest Transactions (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 7,118,307	$ 6,823,546
Investments at fair value	697,288,290	641,618,161
Ingredion common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 19,688,733	$ 25,611,171
Investment, number of shares	178,566	186,182
Dividend income on investment	$ 590,736